Loans payable (Disclosure of detailed information about Shareholder loans) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Unrealized foreign exchange	$ 333,153	$ 15,966
Shareholder loans [Member]
Disclosure of detailed information about borrowings [line items]
Principal opening balance	126,780	127,320
Additional	325,056	0
Unrealized foreign exchange	8,660	(540)
Principal ending balance	$ 460,496	$ 126,780